INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5	-	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDAs”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:

	Patent Application Costs	ANDA Acquisitions	Total Intangible Assets
Intangible Assets as of March 31, 2012	192,848	450,000	642,848

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2012	15,947	—	15,947
Three months ended September 30, 2012	7,368	—	7,368
Three months ended December 31, 2012	16,686	—	16,686
Total Costs Capitalized-nine months ended Dec 31, 2012	40,001	—	40,001

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2012	—	—	—
Three months ended September 30, 2012	—	—	—
Three months ended December 31, 2012	—	—	—
Total Amortization – nine months ended Dec 31, 2012	—	—	—

Intangible Assets as of December 31, 2012	232,849	450,000	682,849

The costs incurred in patent applications for the Current YTD and Current Quarter, were related to our abuse resistant opioid product lines. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2012 and 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2012	2011
Intangible assets at beginning of fiscal year
Patent application costs	597,556	172,841
Trademarks	—	—
ANDA acquisitions	—	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets at beginning of fiscal year	597,556	96,407

Intangible asset costs capitalized during the fiscal year
Patent application costs	45,292	51,152
Trademarks		—
ANDA acquisition costs	—	890,000
Total cost of intangible assets capitalized	45,291	941,152

Amortization of intangible assets during fiscal year
Patent application costs	—	—
Trademarks	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	76,434
Trademarks	—	—
ANDA acquisition costs	—	(440,000)
Accumulated amortization of impaired assets	—	(76,434)
Net impairment of intangible assets	—	(440,000)

Intangible assets at end of fiscal year
Patent application costs	192,848	147,556
Trademarks	—	—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets	$642,848	$597,556

The costs incurred in patent applications totaling $45,292 and $51,152 for the 2012 and 2011 fiscal years, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

Please also note that on May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

The ANDA acquisition costs of $890,000 incurred during the 2011 fiscal year, are related to our acquisition of the ANDA’s for Hydromorphone 8mg, Naltrexone 50mg and Phentermine 37.5mg tablets. For further details on these acquisitions, please refer to the current reports on Form 8-K filed with the SEC on May 24, 2010 for the Hydromorphone ANDA acquisition and September 1, 2010 for the Naltrexone and Phentermine ANDA acquisitions, such filings being herein incorporated by this reference. In addition, please refer to exhibits 10.4, 10.5 and 10.7 of the quarterly report on Form 10-Q filed with the SEC on November 15, 2010 for the purchase agreements for Hydromorphone, Naltrexone, and Phentermine, respectively, such filings being herein incorporated by this reference.

The Company has successfully transferred production of the Phentermine 37.5mg product to its facilities and has commenced commercial production of this product. Please refer to the current report on Form 8-K, filed with the SEC on April 7, 2011, such filing being herein incorporated by reference.

On May 31, 2011, the Company received a letter from the FDA responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will delay the commercialization of the product. The delay imposed by such reclassification was a significant detrimental factor to the value of the Hydromorphone AND. In accordance with GAAP, the Company recorded an impairment equal to the full historical cost, with such impairment being included in the financial statements issued for Fiscal 2011.

On January 23, 2012, the Company received a letter from the FDA approving the prior approval supplement application. Please refer to the Current Report on Form 8-K filed with the SEC on January 27, 2012 for further details, with such filing being herein incorporated by reference.

The Company has also recorded an impairment equal to the full historical cost of the Naltrexone 50mg ANDA, as the reason given by the FDA for the reclassification of the Company’s application filed with the FDA for Hydromorphone may also apply to a similar application filed by the Company with the FDA for the transfer of manufacturing and packaging for Naltrexone 50mg. Formal notification of the FDA’s reclassification of the Company’s CBE 30 application to a prior approval supplement was received by the company on December 14, 2011.